Interest and Other Income	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Interest and Other Income
8	INTEREST AND OTHER INCOME

	2018	2017	2016
	Million	Million	Million

Interest income from bank deposits	11,443	12,884	14,714
Fair value gains recognized	4,442	2,999	1,291

	15,885	15,883	16,005